Operating Segment and Revenue Information - Schedule of Revenue by Therapeutic Area and Product (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 4,581,551	¥ 4,263,762	¥ 4,027,478
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers	1,357,022	1,216,207	1,094,541
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers	914,098	800,919	702,744
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers	146,289	119,252	93,076
TAKECAB/VOCINTI
Disclosure of products and services [line items]
Revenue from contracts with customers	130,763	118,526	108,719
PANTOLOC/CONTROLOC
Disclosure of products and services [line items]
Revenue from contracts with customers	44,591	46,495	45,518
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers	38,548	45,278	69,371
EOHILIA
Disclosure of products and services [line items]
Revenue from contracts with customers	5,452	200	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	77,282	85,538	75,113
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	752,816	688,423	639,774
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers	223,163	178,677	151,800
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers	111,758	122,911	118,188
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers	97,243	91,561	85,321
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers	77,852	73,553	66,741
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers	64,613	66,308	66,553
VPRIV
Disclosure of products and services [line items]
Revenue from contracts with customers	53,457	51,295	48,372
LIVTENCITY
Disclosure of products and services [line items]
Revenue from contracts with customers	32,997	19,085	10,501
ADZYNMA
Disclosure of products and services [line items]
Revenue from contracts with customers	7,082	425	0
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	84,650	84,607	92,298
Total PDT
Disclosure of products and services [line items]
Revenue from contracts with customers	1,032,662	903,699	765,359
Immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers	757,771	644,587	522,211
Albumin
Disclosure of products and services [line items]
Revenue from contracts with customers	141,381	133,990	121,446
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	133,510	125,123	121,702
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers	560,430	462,362	438,742
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers	129,025	109,425	83,937
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers	119,265	107,350	111,311
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers	91,242	87,361	92,691
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers	70,728	54,706	47,206
FRUZAQLA
Disclosure of products and services [line items]
Revenue from contracts with customers	47,954	10,080	0
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers	36,432	28,524	20,556
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	65,783	64,915	83,042
Total Vaccines
Disclosure of products and services [line items]
Revenue from contracts with customers	55,412	50,355	78,664
QDENGA
Disclosure of products and services [line items]
Revenue from contracts with customers	35,580	9,557	144
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	19,832	40,798	78,521
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers	565,816	627,014	637,711
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers	350,607	423,221	459,289
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers	125,735	104,797	100,081
ADDERALL XR
Disclosure of products and services [line items]
Revenue from contracts with customers	28,430	41,756	28,594
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	61,044	57,241	49,747
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers	257,392	315,701	372,685
AZILVA
Disclosure of products and services [line items]
Revenue from contracts with customers	11,808	33,636	72,897
FOSRENOL
Disclosure of products and services [line items]
Revenue from contracts with customers	7,911	13,529	13,532
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 237,673	¥ 268,536	¥ 286,256